LORD ABBETT AFFILIATED FUND, INC.
                            LORD ABBETT BLEND TRUST
                     LORD ABBETT BOND-DEBENTURE FUND, INC.
                    LORD ABBETT DEVELOPING GROWTH FUND, INC.
                         LORD ABBETT GLOBAL FUND, INC.
                       LORD ABBETT LARGE-CAP GROWTH FUND
                      LORD ABBETT MID-CAP VALUE FUND, INC.
         LORD ABBETT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
                          LORD ABBETT SECURITIES TRUST
                         LORD ABBETT SERIES FUND, INC.
                     LORD ABBETT TAX-FREE INCOME FUND, INC.
                       LORD ABBETT TAX-FREE INCOME TRUST


                       Supplement dated April 4, 2002 to
                      Statements of Additional Information


The following information hereby supplements the Statement of Additional Information for each of the classes of shares of the Funds, Portfolios, and/or Series of the above referenced Registrants. The following two paragraphs have been added under the caption "Purchases, Redemption & Pricing."


Purchases through Financial Intermediaries. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares. The Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's or Lord Abbett Distributor's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent's authorized designee, receives the order.

Redemptions in kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund's shareholders to make redemption payments wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.